Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000809586
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	heartland value fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Value Fund seeks long-term capital appreciation through investing in small companies.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE VALUE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor or Institutional Class Shares of the Value Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Value Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Value Fund invests primarily in common stocks of small companies with market capitalizations of less than $2 billion selected on a value basis, and may invest a significant portion of its assets in micro-capitalization securities, generally those with market capitalizations of less than $300 million at the time of purchase.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value Investing TM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Risk, Heading	rr_RiskHeading	Principal Risks of investing in the value fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The Value Fund is designed for investors who seek long-term capital appreciation from small company stocks. It is designed for investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money. Additional principal investment risks of the Fund include:

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

-

General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

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SMALLER COMPANY SECURITIES RISK. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

An investment in a Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. Each Fund’s share price will fluctuate.

Risk, Lose Money	rr_RiskLoseMoney	The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Performance information for the Institutional Class Shares prior to May 1, 2008 is based on the performance of the Investor Class. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-432-7856.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.heartlandadvisors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	TABLE I Value Fund - Investor Class Shares - Year-by-Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:	Worst Quarter:
2nd Quarter 2009….31.26%	4th Quarter of 2008 . . . .-26.76%

Performance Table Heading	rr_PerformanceTableHeading	TABLE II Value Fund - Average Annual Total Returns [for the periods ended 12/31/15]
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, after-tax returns are shown only for Investor Class Shares and after-tax returns for the Institutional Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. In some instances, the after-tax return on distributions and sale of Fund shares may be higher than other return figures when Fund shares are sold at a loss that provides an assumed tax benefit to the shareholder.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.

In some instances, the after-tax return on distributions and sale of Fund shares may be higher than other return figures when Fund shares are sold at a loss that provides an assumed tax benefit to the shareholder.

HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Russell 2000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 ® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.67%
Average Annual Returns,10 Years	rr_AverageAnnualReturnYear10	5.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1984
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,293
Annual Return 2006	rr_AnnualReturn2006	28.02%
Annual Return 2007	rr_AnnualReturn2007	(5.53%)
Annual Return 2008	rr_AnnualReturn2008	(39.53%)
Annual Return 2009	rr_AnnualReturn2009	44.49%
Annual Return 2010	rr_AnnualReturn2010	21.28%
Annual Return 2011	rr_AnnualReturn2011	(6.92%)
Annual Return 2012	rr_AnnualReturn2012	13.83%
Annual Return 2013	rr_AnnualReturn2013	32.11%
Annual Return 2014	rr_AnnualReturn2014	2.22%
Annual Return 2015	rr_AnnualReturn2015	(11.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.76%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.94%
Average Annual Returns,10 Years	rr_AverageAnnualReturnYear10	5.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1984
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.90%
Average Annual Returns,10 Years	rr_AverageAnnualReturnYear10	3.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1984
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns,10 Years	rr_AverageAnnualReturnYear10	4.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1984
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,119
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns,10 Years	rr_AverageAnnualReturnYear10	5.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1984